Deferred revenues (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Accounts receivable included in trade accounts receivable	R$ 2,752,504	R$ 2,344,726
Contractual assets	24,027	19,957
Contractual liability	R$ (58,993)	R$ (47,688)